Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net loss	$ (20,001)	$ (21,184)	$ (76,233)	[1],[2]	$ (63,863)	[1],[2]	$ (86,537)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	59,229	55,730	112,100		111,870		113,648
Impairments	3,704	10,077	13,552		22,232		44,753
Amortization of deferred financing costs	10,130	1,712	2,819		4,198		4,728
Amortization of interest rate hedge (gains) losses and other derivative losses	(32)	3,029	11,465		5,828		6,749
Amortization of debt discounts	5,929	3,759	10,900		14,605		10,112
Stock-based compensation expense	4,102		5,931
Gain (Loss) on debt extinguishment	(1,028)		32,522	[1],[2]
Gain on debt repurchases							(9,455)
Gains (Losses) on dispositions of real estate and other assets, net	(207)	(1,369)	3,529		2,736		12,956
Non-cash revenue	(1,278)	(1,239)	(3,283)		(2,333)		(2,336)
Other	192	65	216		(140)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(2,284)	470	418		(42)		(2,683)
Accounts payable, accrued expenses and other liabilities	1,944	2,022	(2,163)		(664)		(2,538)
Net cash provided by operating activities	60,400	53,072	111,773		94,427		89,397
Investing activities
Acquisitions/improvements of real estate	(95,150)	(54,525)	(163,779)		(36,643)
Investments in loans receivable		(3,500)	(3,743)				(3,682)
Collections of principal on loans receivable	8,030	7,999	17,343		4,828		7,116
Proceeds from dispositions of real estate and other assets	4,947	16,399	45,998		15,215		65,401
Transfers of sale proceeds and loan principal collection (to) from restricted account	10,589	3,720	(5,133)		(7,084)		1,358
Net cash (used in) provided by investing activities	(71,584)	(29,907)	(109,314)		(23,684)		70,193
Financing activities
Borrowings under lines of credit	26,555
Repayments under lines of credit	(63)
Borrowings under mortgages and notes payable	35,140	22,710	44,210		11,400
Repayments under mortgages and notes payable	(21,511)	(20,084)	(46,929)		(38,565)		(92,330)
Transfers to restricted cash accounts designated for mortgage note repayments		(459)
Repurchases of Term Note payable			(398,983)		(70,000)		(43,553)
Deferred financing costs and call premiums paid	(8,123)	(461)	(3,436)		(6,999)		(1,217)
Offering costs paid	(293)
Proceeds from issuance of common stock, net of underwriter commissions and offering costs paid of ($43,135 )			457,115
Deferred offering costs paid		(705)			(1,509)
Consent fees paid to lenders	(1,586)	(1,951)	(10,672)
Redemption of preferred stock			(139)
Dividends paid/distributions to equity owners	(54,757)	(8)	(8)		(3,885)		(15)
Transfers from (to) escrow deposits with lenders	285	(8)	(19,585)		10		794
Net cash provided by (used in) financing activities	(24,353)	(966)	21,573		(109,548)		(136,321)
Net (decrease) increase in cash and cash equivalents	(35,537)	22,199	24,032		(38,805)		23,269
Cash and cash equivalents, beginning of period	73,568	49,536	49,536		88,341		65,072
Cash and cash equivalents, end of period	$ 38,031	$ 71,735	$ 73,568		$ 49,536		$ 88,341

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.